Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other payables [Abstract]
Subcontractors	$ 609	$ 1,131
Clinical activities	4,841	2,010
Professional services	1,943	349
Production plant in process	415	1,255
Other	180	173
Total	$ 7,988	$ 4,918